Investment Securities - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Available-for-sale agency mortgage-backed securities transferred to held-to-maturity	$ 11.7
Weighted-average maturity of the available-for-sale investment securities (in years)	4.1	5.2
Weighted-average yields of available-for-sale investment securities	2.93%	3.19%
Weighted-average maturity of the held-to-maturity investment securities (in years)	3.3	3.9
Weighted-average yields of held-to-maturity investment securities	1.94%	2.21%
Securities pledged	20.1	20.7
Securities pledged as collateral where counterparty has right to repledge or resell	$ 3.4	$ 7.0